ASML Holding NV ADRhedged™
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 95.9%
Information Technology — 95.9%
ASML Holding NV, ADR
(Cost $483,435) .......................................................................................................... 696 $ 461,191
Short-Term Investment
— 3.9%
Money Market Funds — 3.9%
Dreyfus Treasury Securities Cash Management Institutional Shares, 4.17%
(a)
(Cost $18,782) ........................................................................................................... 18,782 18,782
Total Investments — 99.8%
(Cost $502,217) 479,973
Assets in excess of Other Liabilities,
Net — 0.2% 952
Net Assets — 100% $ 480,925
_______________
(a) Reflects the 7-day yield at March 31, 2025.
ADR : American Depositary Receipt
At March 31, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/25 USD 479,738 EUR 444,113 $ — $ (5)
CIBC 04/01/25 EUR 444,113 USD 480,678 946 —
CIBC 04/02/25 EUR 434,625 USD 469,508 23 —
Total Unrealized Appreciation/(Depreciation) $ 969
$ (5)
*
The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro